Intangible and Other Assets by Asset Class and Related Accumulated Amortization - Amortization of Intangible Assets Provided over Their Estimated Useful Lives (Detail) (USD $)			12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Y	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] License and manufacturing access fees [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] License and manufacturing access fees [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Qualigen, Inc. [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Qualigen, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] DiagnoCure, Inc. [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] DiagnoCure, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Other assets [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Other assets [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Capitalized software, weighted average remaining life			5
Purchased intangibles, weighted average remaining life			11 years
Patents, weighted average remaining life			7
License and manufacturing access fees, weighted average remaining life			7
Capitalized software, gross			$ 36,975,000		$ 30,931,000
Goodwill, gross			148,081,000		157,985,000
Purchased intangibles, gross	5,363,927,000	2,879,705,000	162,556,000	161,729,000	166,541,000
Patents, gross			27,965,000		30,520,000
License and manufacturing access fees, gross							67,906,000	64,259,000	5,404,000	5,404,000	5,000,000	5,000,000	4,705,000	725,000	11,257,000	10,377,000
License and manufacturing access fees, gross			94,272,000		85,765,000
Capitalized software, Accumulated Amortization			(19,983,000)		(16,950,000)
Goodwill, Accumulated Amortization	(2,422,572,000)	(2,416,746,000)	(7,677,000)		(7,677,000)
Purchased intangibles, Accumulated Amortization	(1,062,677,000)	(788,898,000)	(55,937,000)	(60,589,000)	(46,271,000)
Patents, Accumulated Amortization			(16,207,000)		(18,070,000)
License manufacturing access fees and other assets, Accumulated Amortization			(32,534,000)	(35,995,000)			(29,942,000)	(23,995,000)							(2,592,000)	(1,595,000)
License manufacturing access fees patents and other assets, Accumulated Amortization			(32,534,000)		(25,590,000)
Capitalized software, net			16,992,000	18,856,000	13,981,000
Goodwill, Net	3,942,779,000	2,290,330,000	140,404,000	140,398,000	150,308,000	122,680,000
Purchased intangibles, Net			106,619,000		120,270,000
Patents, net			11,758,000	11,233,000	12,450,000
License manufacturing access fees and other assets, Net			61,738,000	59,751,000	60,175,000		37,964,000	40,264,000	5,404,000	5,404,000	5,000,000	5,000,000	4,705,000	725,000	8,665,000	8,782,000
License manufacturing access fees patents and other assets, Net			$ 61,738,000		$ 60,175,000